Note 21 - Disclosures About Fair Value of Financial Instruments - Changes in Fair Value Due to Observable Factors (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Fair value, other assets	$ 30,952
Fair value, other liabilities	29,475
Total realized gains included in income, other assets	810
Total realized gains included in income, other liabilities	841
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at September 30, other assets	0
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at September 30, other liabilities	0
Purchases, issuances and settlements, net, other assets	0
Purchases, issuances and settlements, net, other liabilities	636
Transfers out of Level 3, other assets	0
Transfers out of Level 3, other liabilities	0
Fair value, other assets	31,762
Fair value, other liabilities	30,952
Total realized gains included in income related to financial assets and liabilities still on the consolidated balance sheet, other assets	810
Total realized gains included in income related to financial assets and liabilities still on the consolidated balance sheet, other liabilities	$ 841